Share-Based Compensation (Details 2) - Stock Option [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)
Allocated Share-based Compensation Expense	¥ 1,073	¥ 1,480	¥ 11,950	$ 165
Cost of Sales [Member]
Allocated Share-based Compensation Expense	0	0	1,525	0
Selling and Marketing Expense [Member]
Allocated Share-based Compensation Expense	0	659	2,721	0
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	1,073	821	6,409	165
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	¥ 0	¥ 0	¥ 1,295	$ 0